UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:11/30/04

Item 1.  Schedule of Investments.

November 30, 2004
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)

Shares		Value	Shares		Value
	Common Stocks (97.89%):			IT Consulting & Services (0.59%):
	Advertising (2.46%):		26,000	Cadence Design Systems, Inc.* +	$ 357,240
18,400	Omnicom Group Inc.	$ 1,490,400
				Machinery/Instruments (1.25%):
	Automotive (0.93%):		10,100	Parker Hannifin Corp.	755,480
9,800	Harley-Davidson, Inc. +	566,636
				Manufacturing (4.09%):
	Chemicals (1.31%):		9,400	Eaton Corp.	633,560
17,500	E.I. Du Pont de Nemours and Co.	793,100	23,300	Honeywell International Inc.	823,189
			30,200	Tyco International Ltd. +	1,025,894
	Communications Equipment (2.51%):				2,482,643
50,600	Cisco Systems, Inc. *	946,726
181,100	JDS Uniphase Corp. * +	574,087		Media (1.92%):
		1,520,813	33,500	Viacom Inc.	1,162,450

	Diversified Financials (16.84%):			Metals & Mining (6.71%):
20,600	American Express Co.	1,147,626	49,100	Alcoa Inc.	1,668,418
41,900	Bank of America Corp.	1,938,713	63,800	Inco, Ltd. *	2,403,984
67,000	Citigroup, Inc. +	2,998,250			4,072,402
15,300	Freddie Mac	1,044,378
15,800	JPMorgan Chase & Co.	594,870		Oil & Gas (15.25%):
11,500	Merrill Lynch & Co., Inc.	640,665	38,800	ChevronTexaco Corp.	2,118,480
24,500	Morgan Stanley	1,243,375	42,500	CONOCOPHILLIPS	3,867,075
10,000	Wells Fargo & Co.	617,700	50,800	ExxonMobil Corp.	2,603,500
		10,225,577	12,800	Nabors Industries, Ltd. * +	665,600
					9,254,655
	Diversified Telecommunication
	Services (1.96%):			Paper & Related Products (2.93%):
38,000	DIRECTV Group, Inc.* +	607,620	42,800	International Paper Co. +	1,777,056
17,700	Echostar Communications Corp. *	580,383
		1,188,003		Pharmaceuticals (6.75%):
			48,400	Pfizer, Inc.	1,344,068
	Electronics (1.00%):		50,700	Sanofi - Synthelabo SA, ADR +	1,914,432
42,100	Flextronics International Ltd. * +	604,135	21,000	Wyeth	837,270
					4,095,770
	Hotels, Restaurants & Leisure (1.96%):
22,400	Carnival Corp. +	1,187,424		Retail (4.54%):
			55,200	Office Depot, Inc. *	905,280
	Industrial Conglomerates (7.12%):		35,500	Wal-Mart Stores, Inc.	1,848,130
71,700	General Electric Co.	2,535,312			2,753,410
24,600	Textron Inc.	1,786,452
		4,321,764		Semiconductor Equipment/
				Products (4.71%):
	Insurance (10.72%):		48,100	Texas Instruments Inc.	1,163,058
14,200	Ambac Financial Group, Inc.	1,154,886	75,900	Intel Corp.	1,696,365
20,500	American International Group, Inc.	1,298,675			2,859,423
8,000	Anthem, Inc. *	810,640
23,900	ChoicePoint Inc. *	1,048,015
34,200	The Hartford Financial Services
	Group, Inc.	2,188,800
		6,501,016

November 30, 2004
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)(Continued)

Shares		Value
	Telecommunications (2.34%):
87,800	Nokia Corp. Spons. - ADR	$ 1,419,726

	Total Common Stocks (Cost $52,889,594)	59,389,123

	Short-Term Investments (2.14%):
1,298,733	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 1.81%, 12/1/04
	(Cost $1,298,733)	1,298,733

TOTAL INVESTMENTS
(Cost $54,188,327)	100.03%	$ 60,687,856

Liabilities in excess of other assets	(0.03)%	(17,344)

TOTAL NET ASSETS	100.00%	$ 60,670,512

Percentages indicated are based upon total net assets of $60,670,512

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:

Description		Value
BONY Institutional Cash Reserve Fund, 2.09%, 12/1/04		$ 4,740,592

At November 30, 2004, net unrealized appreciation on investment securities, for federal income taxpurposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 7,242,812
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(1,153,718)
Net unrealized appreciation		$ 6,089,094
_____________
Security Valuation - See Appendix A

November 30, 2004
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)

Shares		Value	Shares		Value
	Common Stocks (98.08%):			Manufacturing (6.07%):
	Agriculture (5.78%):		37,500	Masco Corp. +	$ 1,322,625
65,000	Archer-Daniels-Midland Co.	$ 1,378,000	21,000	Waters Corp.*	979,860
15,500	Bunge Ltd. +	817,160			2,302,485
		2,195,160
				Medical Products (3.33%):
	Casinos/Gaming (1.83%):		14,500	Gen-Probe Inc.*	578,550
37,000	Caesars Entertainment, Inc.*	695,600	8,400	Zimmer Holdings, Inc. *	685,440
					1,263,990
	Computer Hardware (5.59%):
34,000	Dell Inc. *	1,377,680		Multimedia (3.15%):
25,500	Storage Technology Corp.*	743,070	45,000	Metro-Goldwyn-Mayer Inc.*	532,800
		2,120,750	22,000	Univision Communications, Inc. * +	662,200
					1,195,000
	Computer Software (3.29%):
8,000	Electronic Arts Inc.* +	391,200		Networking Products (5.39%):
21,000	Red Hat, Inc.* +	304,080	53,000	Cisco Systems, Inc. *	991,630
55,000	Siebel Systems, Inc. *	554,400	190,000	Sun Microsystems, Inc.*	1,054,500
		1,249,680			2,046,130

	Cosmetics/Toiletries (3.12%):			Oil (2.44%):
10,000	Gillette Co.	434,900	5,800	Anadarko Petroleum Corp.	403,680
14,000	Procter & Gamble Co.	748,720	13,000	Transocean, Inc.* +	523,510
		1,183,620			927,190

	E-Commerce (5.19%):			Paper / Paper Products (1.99%):
17,500	eBay Inc.*	1,967,875	22,500	MeadWestvaco Corp.	757,125

	Electronics (1.14%):			Pharmaceuticals (8.92%):
5,800	L-3 Communications Holdings, Inc.	431,636	11,500	Eon Labs, Inc.* +	310,040
			13,500	Gilead Sciences, Inc. *	465,210
	Financial Services (5.52%):		17,000	Johnson & Johnson	1,025,440
9,500	CIT Group, Inc.	406,125	15,000	Merck & Co., Inc.	420,300
12,000	Goldman Sachs Group, Inc.	1,257,120	42,000	Pfizer, Inc.	1,166,340
27,000	Providian Financial Corp.* +	433,350			3,387,330
		2,096,595
				Railroads (3.89%):
	Foods/Beverages (1.49%):		16,000	Burlington Northern Santa Fe Corp.	720,640
24,000	Sara Lee Corp.	563,520	22,000	Norfolk Southern Corp.	755,260
					1,475,900
	Hotels, Motels/Travel Services (1.12%):
7,500	Marriott International, Inc.	426,375		Retail (7.75%):
			9,300	Federated Department Stores, Inc.	509,640
	Insurance (1.60%):		13,500	J.C. Penny Co., Inc. +	521,100
12,000	Allstate Corp.	606,000	19,000	Target Corp.	973,180
			18,000	Wal-Mart Stores, Inc.	937,080
	Integrated Circuits (2.11%):				2,941,000
21,000	Linear Technology Corp.	801,360
				Semiconductor (7.68%):
	Machinery (1.57%):		69,000	Advanced Micro Devices, Inc.* +	1,468,320
6,500	Caterpillar Inc.	595,075	12,000	Altera Corp.* +	635,040
			19,000	Microchip Technology Inc.	535,420
			25,000	Micron Technology, Inc.* +	277,000
					2,915,780

November 30, 2004
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)(Continued)

Shares		Value
	Telecom (2.88%):
13,500	SBC Communications Inc.	$ 339,795
88,000	Tellabs, Inc.* +	752,400
		1,092,195

	Wholesale Distribution (5.24%):
15,625	Fastenal Co. +	955,625
10,500	Tech Data Corp.	476,595
9,000	W.W. Grainger, Inc.	556,740
		1,988,960

	Total Common Stocks (Cost $33,329,531)	37,226,331

	Short-Term Investment (1.27%):
483,802	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 1.81%, 12/1/04
	(Cost $483,802)	483,802

TOTAL INVESTMENTS
(Cost $33,813,333)		$ 37,710,133

Assets in excess of other liabilities		245,239

TOTAL NET ASSETS		$ 37,955,372

Percentages indicated are based upon total net assets of $37,955,372

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:

Description		Value
BONY Institutional Cash Reserve Fund, 2.09%, 12/1/04		$ 5,923,835

At November 30, 2004, net unrealized appreciation on investment securities, for federal income taxpurposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 5,608,872
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(1,712,072)
Net unrealized appreciation		$ 3,896,800

The aggregate cost of securities for federal income tax purposes at November 30, 2004 is the same as for book purposes.
_____________
Security Valuation - See Appendix A

November 30, 2004
SCHEDULES OF INVESTMENTS
MID CAP PORTFOLIO (Unaudited)

Shares		Value	Shares		Value
	Common Stocks (98.60%):			Financial Data Processing
	Auto Parts - Original			Services (2.97%):
	Equipment (1.76%):		19,800	Fiserv, Inc. * +	$ 762,498
13,400	BorgWarner, Inc. +	$ 670,804	16,900	Veritas Software Corp. *	370,110
					1,132,608
	Banks (1.76%):
10,100	Zions Bancorporation	671,650		Forest Products (1.98%):
			30,900	Lousiana-Pacific Corp.	756,123
	Chemicals (5.43%):
14,200	Air Products and Chemicals, Inc.	812,950		Health Care Services (2.36%):
14,100	NOVA Chemicals Corp. +	653,676	8,900	Anthem, Inc. *	901,837
9,000	PPG Industries, Inc.	607,230
		2,073,856		Hotels & Motels (2.10%):
			14,100	Marriott International, Inc.	801,585
	Computer Services, Software &
	Systems (6.49%):			Human Resources (1.47%):
33,600	Check Point Software Technologies Ltd. +	797,664	50,000	MPS Group, Inc.*	563,000
25,000	Citrix Systems, Inc. *	590,250
15,000	Intuit Inc.*	627,600		Identification Control &
43,600	MEMC Electronic Materials, Inc.* +	463,468		Filter Devices (0.92%):
		2,478,982	5,700	Roper Industries, Inc. +	350,835

	Coal (2.61%)			Insurance - Multi Line (5.51%):
12,000	Peabody Energy Corp. +	996,000	18,000	Lincoln National Corp.	828,360
			12,200	Delphi Financial Group, Inc. +	566,812
	Consumer Products (2.06%):		16,900	Protective Life Corp.	707,265
16,800	Energizer Holdings , Inc.*	784,560			2,102,437

	Drugs & Pharmaceuticals (4.03%):			Investment Management (1.86%):
20,000	Andrx Corp.*	356,000	12,000	T. Rowe Price Group, Inc.	709,920
11,200	Charles River Laboratories *	523,600
14,300	Neurocrine Biosciences, Inc. *	657,800		Management Resources (0.88%):
		1,537,400	10,100	Fair Isaac Corp.	335,118

	Electronic Equipment &			Manufacturing (7.53%):
	Components (1.96%):		20,000	Briggs & Stratton Corp.	784,400
11,300	Cooper Industries, Ltd.	749,303	8,600	Ingersoll-Rand Co., Class A	640,012
			13,300	Nordson Corp.	506,198
	Electronics - Semiconductors/		20,000	Rockwell Automation, Inc.	946,000
	Components (7.08%):				2,876,610
58,500	Flextronics International Ltd. * +	839,475
19,700	Integrated Circuit Systems, Inc. *	465,708		Medical Services/Products (1.37%):
18,000	International Rectifier Corp. * +	762,120	13,300	Covance Inc.*	524,818
35,600	OmniVision Technologies, Inc. * +	635,104
		2,702,407		Metals & Mining (2.28%):
			6,300	Phelps Dodge Corp.	611,919
	Financial Miscellaneous (3.17%):		6,600	Freeport -McMoran Copper & Gold,
86,800	Ameritrade Holding Corp. * +	1,209,124		Inc., Class B +	258,258
					870,177

November 30, 2004
SCHEDULES OF INVESTMENTS
MID CAP PORTFOLIO (Unaudited)(Continued)

Shares		Value	Shares		Value
	Multi-Sector Companies (1.99%):			Wholesale Distribution (2.05%):
12,400	Johnson Controls, Inc.	$ 761,360	12,800	Fastenal Co.	$ 782,848

	Oil & Gas (6.42%):
12,300	Kerr-McGee Corp.	765,429		Total Common Stocks (Cost $32,111,801)	37,645,747
19,100	Lone Star Technologies, Inc. *	599,740
11,000	Noble Corp. +	532,950		Short-Term Investments (1.38%):
21,400	Rowan Cos., Inc. * +	554,260	526,664	Milestone Treasury Obligation Portfolio,
		2,452,379		Institutional Class,
				to yield 1.81%, 12/1/04
	Paper & Paper Products (1.45%):			(Cost $526,664)	526,664
30,700	Smurfit-Stone Container Corp.*	551,372
			TOTAL INVESTMENTS
	Radio & TV Broadcasters (1.73%):		(Cost $32,638,465)	99.98%	$ 38,172,411
29,500	Westwood One, Inc. *	661,390
			Assets in excess of other liabilities	0.02%	7,857
	Real Estate Investment Trusts
	(REITs) (3.15%):		TOTAL NET ASSETS	100.00%	$ 38,180,268
17,900	iStar Financial Inc.	785,810
11,300	Plum Creek Timber Co., Inc.	418,100	Percentage indicated are based on net assets of $38,180,268
		1,203,910
			* Non-income producing securities.
	Restaurants (3.78%):		+ All or a portion of the security is on loan. The collateral
33,000	Ruby Tuesday, Inc. +	909,150	for these securities loaned, held by the Trust's custodian, is detailed
15,000	Wendy's International, Inc.	535,050	as follows:
		1,444,200
			Description		Value
	Retail (5.66%):		BONY Institutional Cash Reserve Fund, 2.09%, 12/1/04		$ 7,944,134
11,200	AnnTaylor Stores Corp.*	245,728
27,200	Dollar General Corp.	537,200	At November 30, 2004, net unrealized appreciation on investment
45,000	Office Depot, Inc. *	738,000	securities, for federal income taxpurposes, was as follows:
35,000	Pier 1 Imports, Inc. +	638,400	Aggregate gross unrealized appreciation for all investments
		2,159,328	for which there was an excess of value over cost		$ 6,460,889
			Aggregate gross unrealized depreciation for all investments
	Truckers (2.67%):		for which there was an excess of cost over value		(926,943)
18,000	Heartland Express, Inc.	395,280	Net unrealized appreciation		$ 5,533,946
27,800	Werner Enterprises, Inc.	625,500
		1,020,780	The aggregate cost of securities for federal income tax purposes
			at November 30, 2004 is the same as for book purposes.
	Utilities - Electrical (2.12%):		_____________
11,900	Cinergy Corp.	492,541	Security Valuation - See Appendix A
4,500	FPL Group, Inc.	316,485
		809,026

November 30, 2004
SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)

Shares		Value	Shares		Value
	Common Stocks (99.71%):			Medical Products (9.89%):
	Automotive Equipment &		17,000	CONMED, Inc. * +	$ 492,490
	Manufacturing (3.38%):		4,300	Dentsply International, Inc.	226,223
16,800	BorgWarner, Inc.	$ 841,008	15,900	Mentor Corp.	490,674
			11,700	Owens & Minor, Inc.	324,675
	Chemicals (4.96%):		18,500	PolyMedica Corp.	657,675
6,500	Georgia Gulf Corp.	374,270	11,400	West Pharmaceutical Services, Inc .	266,532
46,500	RPM, Inc.	859,785			2,458,269
		1,234,055
				Oil & Gas (9.73%):
	Collectibles (2.52%):		13,900	Newfield Exploration Co. *	873,615
20,000	RC2, Corp. * +	625,800	37,000	Piedmont Natural Gas. Co., Inc. +	869,870
			18,600	Spinnaker Exploration Co. * +	674,622
	Construction (7.19%):				2,418,107
21,600	Granite Construction, Inc. +	573,264
20,000	Insituform Technologies, Inc., Class A *	466,800		Pharmaceuticals &
14,900	Lafarge North America, Inc.	747,235		Pharmacy Services (2.01%):
		1,787,299	43,000	MIM Corp. * +	278,210
			5,600	Par Pharmaceutical Cos., Inc.* +	220,976
	Containers & Packaging (3.74%):				499,186
17,700	AptarGroup, Inc.	930,135
				Real Estate Investment Trusts (0.79%):
	Electrical Products (2.98%):		4,500	Mack-Cali Realty Corp.	196,830
32,000	Belden CDT, Inc. *	742,080
				Restaurants (5.93%):
	Electronic Components (2.93%):		13,200	Applebee's International, Inc.	339,240
15,200	Bel Fuse, Inc., Class B	520,296	19,900	CBRL Group, Inc.	811,323
12,000	Technitrol, Inc. *	207,000	7,500	Outback Steakhouse, Inc.	324,750
		727,296			1,475,313

	Energy & Utilities (4.60%):			Retail (6.78%):
22,500	Questar Corp.	1,143,225	24,000	BJ's Wholesale Club, Inc. *	712,560
			20,200	Claires Stores, Inc.	411,070
	Food Processing (1.04%):		16,900	ShopKo Stores, Inc. *	302,172
9,900	Performance Food Group Co. *	259,776	8,200	Supervalu, Inc.	259,038
					1,684,840
	Household Products (6.05%):
34,400	Church & Dwight Co., Inc. +	1,073,968		Semiconductor (3.09%):
20,500	Libbey, Inc.	429,885	10,000	Actel Corp. *	171,600
		1,503,853	14,100	International Rectifier Corp. *	596,994
					768,594
	Insurance - Life & Health (5.04%):
19,500	Protective Life Corp.	816,075		Trucking (7.52%):
19,000	Scottish Re Group Ltd. +	437,000	25,000	Arkansas Best Corp. +	1,078,000
		1,253,075	15,000	Yellow Roadway Corp. * +	792,750
					1,870,750
	Manufacturing (9.54%):
16,200	Albany International Corp., Class A	541,890		Total Common Stocks (Cost $16,493,035)	24,790,501
5,500	Clarcor, Inc.	288,860
24,200	Smith (A.O.) Corp. +	727,210
16,100	Teleflex, Inc.	813,050
		2,371,010

November 30, 2004
SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)(Continued)

Shares		Value
	Short-Term Investment (0.28%):
68,899	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 1.81%, 12/1/04
	(Cost $69,899)	$ 69,899

TOTAL INVESTMENTS
(Cost $16,562,934)	99.99%	$ 24,860,400

Assets in excess of other liabilities	0.01%	1,406

TOTAL NET ASSETS	100.00%	$ 24,861,806

Percentages indicated are based upon total net assets of $24,861,806

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:

Description		Value
BONY Institutional Cash Reserve Fund, 2.09%, 12/1/04		$ 3,452,090

At November 30, 2004, net unrealized appreciation on investment securities, for federal income taxpurposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 8,948,250
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(650,784)
Net unrealized appreciation		$ 8,297,466

The aggregate cost of securities for federal income tax purposes at November 30, 2004 is the same as for book purposes.
_____________
Security Valuation - See Appendix A

November 30, 2004
SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)

Shares		Value	Shares		Value
	Common Stocks (95.30%):			GERMANY continued (9.53%):
	AUSTRIA (5.97%):			Tire/Rubber (1.00%):
	Steel (3.80%):		2,000	Continental AG, ADR	$ 122,139
11,800	Boehler-Uddeholm AG, ADR	$ 465,676
				TOTAL GERMANY	1,167,581
	Steel (2.17%):
30,000	Wienerberger AG, ADR	266,340		ITALY (4.73%):
				Oil (2.31%):
	TOTAL AUSTRIA	732,016	2,300	Eni S.p.A., ADR	283,475

	CANADA (3.57%):			Optical (2.42%):
	Oil (2.10%):		15,300	Luxottica Group S.p.A., ADR	296,820
4,500	Petro-Canada	256,950
				TOTAL ITALY	580,295
	Transportation (1.47%):
3,100	Canadian National Railway Co.	179,707		JAPAN (18.44%):
				Automobiles (1.89%):
	TOTAL CANADA	436,657	3,100	Toyota Motor Corp.	231,601

	FRANCE (15.66%):			Banking & Finance (5.53%):
	Beverages (2.25%):		80,600	Bank of East Asia, Ltd., ADR	253,431
7,400	Pernod Ricard, ADR	276,116	16,700	Nomura Holdings, Inc., ADR*	232,798
			14,300	Shinsei Bank, Ltd., ADR*	191,418
	Commercial Banking (3.40%):				677,647
12,000	BNP Paribas SA, ADR	417,054
				Electronics (1.56%):
	Computer Software (0.93%):		34,700	NEC Corp., ADR	191,197
2,200	Dassault Systems SA, ADR	114,224
				Foods/Beverages (1.65%):
	Insurance (0.96%):		21,000	KIRIN BREWERY CO., LTD., ADR	202,650
5,000	AXA, ADR	117,250
				Photo/Office Equipment (1.93%):
	Multimedia (2.98%):		4,700	Canon, Inc., ADR	235,799
12,400	Vivendi Universal SA, ADR*	364,684
				Retail (2.24%):
	Pharmaceuticals (0.92%):		6,900	ITO-YOKADO CO., LTD., ADR	273,865
3,000	Sanofi Aventis, ADR	113,280
				Telecommunications (3.64%):
	Oil & Gas (4.22%):		25,700	NTT DoCoMo, Inc., ADR	446,152
4,700	TotalFinaElf SA, ADR	515,120
				TOTAL JAPAN	2,258,911
	TOTAL FRANCE	1,917,728
				LIBERIA (2.88%):
	GERMANY (9.53%):			Leisure Activities (2.88%):
	Diversified Manufacturing (3.06%):		7,100	Royal Caribbean Cruises, Ltd.	352,870
4,700	Siemens AG, ADR	375,154
				LUXEMBOURG (2.17%):
	Commercial Banking (2.28%):			Steel (2.17%):
3,300	Deutsche Bank AG, ADR	279,840	12,000	Arcelor SA, ADR	265,224

	Telecommunications (3.19%):
18,400	Deutsche Telekom AG, ADR*	390,448

November 30, 2004
SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)(Continued)

Shares		Value	Shares		Value
	NETHERLANDS (2.93%):			Short-Term Investment (2.27%):
	Insurance (2.93%):		277,576	Milestone Treasury Obligation Portfolio,
29,000	Aegon N.V.	$ 359,310		Institutional Class,
				to yield 1.81%, 12/1/04
	SWEDEN (2.19%):			(Cost $277,576)	$ 277,576
	Metal Processing (2.19%):
6,300	AB SFK, ADR*	267,756	TOTAL INVESTMENTS
			(Cost $10,532,014)	97.57%	$ 11,951,245
	SWITZERLAND (3.99%):
	Pharmaceuticals (1.97%):		Assets in excess of other liabilities	2.43%	297,362
5,030	Novartis AG, ADR	241,692
			TOTAL NET ASSETS	100.00%	$ 12,248,607
	Financial Services (2.02%):
3,700	Swiss Re, ADR	247,610	Percentages indicated are based upon total net assets of $12,248,607.

	TOTAL SWITZERLAND	489,302	* Non-income producing securities.
			ADR - American Depositary Receipt
	UNITED KINGDOM (23.24%):
	Banking (1.39%):		At November 30, 2004, net unrealized appreciation on investment
4,100	Barclays PLC, ADR	170,642	securities, for federal income taxpurposes, was as follows:
			Aggregate gross unrealized appreciation for all investments
	Beverages (3.06%):		for which there was an excess of value over cost		$ 1,553,321
6,660	Diageo PLC, ADR	375,224	Aggregate gross unrealized depreciation for all investments
			for which there was an excess of cost over value		(137,370)
	Food & Food Services (6.25%):		Net unrealized appreciation		$ 1,415,951
7,100	Cadbury Schweppes PLC, ADR	255,600
29,500	Tesco PLC, ADR	510,040	The aggregate cost of securities for federal income tax purposes
		765,640	at November 30, 2004 is the same as for book purposes.
			_____________
	Metals (3.07%):		Security Valuation - See Appendix A
3,200	Rio Tinto PLC, ADR	376,288

	Music (1.07%):
14,200	EMI Group PLC, ADR	131,238

	Oil & Gas (1.96%):
3,905	BP PLC, ADR	239,572

	Pharmaceuticals (2.99%):
12,200	Shire Pharmaceuticals Group PLC, ADR	366,366

	Telecommunications (3.45%):
15,440	Vodafone Group PLC, ADR	421,049

	TOTAL UNITED KINGDOM	2,846,019

	Total Common Stocks (Cost $10,254,438)	11,673,669

November 30, 2004
SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)

Shares		Value	Shares		Value
	Common Stocks (92.13%):		Preferred Stocks (6.36%):
	Biotechnology (12.22%):		Biotechnology (6.36%):
4,851	Actelion Ltd.*	$ 447,627	318,182	Aderis Pharmaceuticals Series D * ++
24,400	Amgen, Inc. *	1,464,976	(Cost $3,500,002)		$ 3,500,002
29,200	Cephalon, Inc. * +	1,387,876
35,440	CSL Ltd.	731,444		Short-Term Investment (1.36%):
35,500	Genzyme Corp. * +	1,988,355	748,631	Milestone Treasury Obligation Portfolio,
17,400	Gilead Sciences, Inc. *	599,604	Institutional Class,
178,342	Migenix, Inc. * ++	102,366	to yield 1.81%, 12/1/04
		6,722,248	(Cost $748,631)		748,631

	Healthcare - Equipment		TOTAL INVESTMENTS
	& Supplies (10.69%):		(Cost $49,856,166)	99.85%	$ 54,908,789
20,800	Guidant Corp.	1,348,464
43,900	Medtronic, Inc.	2,109,395	Assets in excess of other liabilities	0.15%	82,207
8,475	Nobel Biocare Holding AG	1,526,081
87,702	Smith & Nephew PLC	894,373	TOTAL NET ASSETS	100.00%	$ 54,990,996
		5,878,313
			Percentages indicated are based on net assets of $54,990,996.
	Healthcare - Providers
	& Service (7.70%):		* Non-income producing securities.
10,900	Anthem, Inc. *	1,104,497	+ All or a portion of the security is on loan. The collateral
4,900	Quest Diagnostics, Inc. +	459,375	for these securities loaned, held by the Trust's custodian, is detailed as
32,200	UnitedHealth Group, Inc.	2,667,770	follows:
		4,231,642
			Description		Value
	Pharmaceuticals (61.52%):		BONY Institutional Cash Reserve Fund, 2.09%, 12/1/04		$ 4,984,326
12,800	Abbott Laboratories	537,088
23,400	Allergan, Inc. +	1,719,900	++ Restricted security. Such securities account for 6.55% of the
73,708	AstraZeneca PLC, ADR	2,881,261	Portfolio's net assets at November 30, 2004.
45,600	Bristol - Myers Squibb Co.	1,071,600
9,100	Eli Lilly & Co.	485,303	ADR - American Depositary Receipt
60,516	GlaxoSmithkline PLC, ADR	1,273,597
96,500	Johnson & Johnson	5,820,880	At November 30, 2004, net unrealized appreciation on investment
23,000	Merck & Co., Inc.	644,460	securities, for federal income taxpurposes, was as follows:
60,700	Mylan Laboratories Inc. +	1,102,312	Aggregate gross unrealized appreciation for all investments
45,408	Novartis AG	2,178,818	for which there was an excess of value over cost		$ 9,186,705
150,900	Pfizer, Inc.	4,190,493	Aggregate gross unrealized depreciation for all investments
33,801	Roche Holding AG	3,564,566	for which there was an excess of cost over value		(4,631,876)
27,995	Sanofi Aventis	2,107,763	Net unrealized appreciation		$ 4,554,829
12,206	Schering AG	869,682
47,500	Takeda Chemical Industries, Ltd.	2,338,149	_____________
76,300	Wyeth	3,042,081	Security Valuation - See Appendix A
		33,827,953

	Total Common Stocks (Cost $45,607,533)	50,660,156

November 30, 2004
SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)

Shares		Value	Shares			Value
	Common Stocks (99.86%):			Telecommunication Services (7.38%):
	Chemical - Specialty (1.01%):		41,000	Comverse Technology, Inc. * +		$ 872,070
4,500	Minerals Technologies Inc. +	$ 298,575	47,500	Juniper Networks, Inc. *		1,307,675
			125,000	U.S. Wireless Data, Inc., warrants,
	Consumer Discretionary (4.64%):			expire 3/17/07 * ++		-
59,000	Sirius Satellite Radio Inc. * +	391,760				2,179,745
26,500	XM Satellite Radio Holdings Inc. * +	978,115
		1,369,875		Total Common Stocks (Cost $19,964,819)		29,498,053

	Information Technology (86.83%):			Short-Term Investment (0.37%):
14,000	Adobe Systems, Inc.	847,840	110,068	Milestone Treasury Obligation Portfolio,
28,000	Andrew Corp. * +	397,600		Institutional Class,
60,000	Applied Materials, Inc. *	998,400		to yield 1.81%, 12/1/04
27,500	ASM Lithography Holding N.V.			(Cost $110,068)		110,068
	(New York Registered Shares) *	419,375
37,500	ATI Technologies *	727,500	TOTAL INVESTMENTS
16,500	Audible, Inc. * +	461,340	(Cost $20,074,887)		100.23%	$ 29,608,121
6,500	Autodesk, Inc.	425,165
32,000	Broadcom Corp., Class A * +	1,040,640	Liabilities in excess of other assets		(0.23)%	(67,885)
58,000	Cisco Systems, Inc. *	1,085,180
9,500	Computer Associates International, Inc.	290,035	TOTAL NET ASSETS		100.00%	$ 29,540,236
12,000	Cree, Inc. * +	429,360
27,000	Dell Inc. *	1,094,040	Percentages indicated are based on net assets of $29,540,236.
73,000	EMC Corp. *	979,660
13,500	F5 Networks, Inc. * +	581,175	* Non-income producing securities.
2,500	Google, Inc. * +	457,500	+ All or a portion of the security is on loan. The collateral
49,000	Intel Corp.	1,095,150	for these securities loaned, held by the Trust's custodian, is detailed
7,000	KLA-Tencor Corp. *	315,420	as follows:
12,000	Macromedia, Inc. *	342,360
19,500	Marvell Technology Group Ltd. * +	625,170	Description			Value
17,500	Mercury Interactive Corp. * +	798,175	BONY Institutional Cash Reserve Fund, 2.09%, 12/1/04			$ 7,227,262
44,500	Microsoft Corp.	1,193,045
51,300	Motorola, Inc.	988,038	++ Restricted security. Such securities account for 0.00% of the
7,100	NAVTEQ Corp. *	306,365	Portfolio's net assets at November 30, 2004.
37,500	Network Appliance, Inc. * +	1,131,000
52,000	Nokia oyj - ADR	840,840	ADR - American Depositary Receipt
49,000	Openwave Systems Inc. * +	645,820
42,000	Oracle Corp. *	531,720	At November 30, 2004, net unrealized appreciation on investment
25,500	PeopleSoft, Inc. *	602,055	securities, for federal income taxpurposes, was as follows:
4,500	Pixar Inc. * +	408,015	Aggregate gross unrealized appreciation for all investments
25,000	QUALCOMM, Inc.	1,040,500	for which there was an excess of value over cost			$ 9,592,310
20,500	Sigmatel Inc. *	733,490	Aggregate gross unrealized depreciation for all investments
9,000	Stratasys, Inc. * +	290,700	for which there was an excess of cost over value			(69,409)
14,500	Tessera Technologies, Inc. * +	515,475	Net unrealized appreciation			$ 9,522,901
15,500	Texas Instruments, Inc.	374,790
15,000	VERITAS Software Corp. *	328,500	The aggregate cost of securities for federal income tax purposes
29,000	Verisign Inc. *	954,100	at November 30, 2004 is the same as for book purposes.
36,000	Yahoo!, Inc. *	1,354,320	_____________
		25,649,858	Security Valuation - See Appendix A

November 30, 2004
SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)

Shares		Value	Shares			Value
	Common Stocks (99.73%):			Oil - Integrated International (3.36%):
	Chemicals (12.62%):		10,000	Rowan Cos., Inc. *		$ 259,000
4,600	Air Products and Chemicals, Inc.	$ 263,350
5,000	Dow Chemical Co.	252,350		Paper (2.70%):
5,000	Nova Chemicals Corp.	231,800	8,500	Louisiana-Pacific Corp.*		207,995
5,000	Praxair, Inc.	224,500
		972,000
				Real Estate Investment Trusts
	Coal (8.61%):			(REITs)(3.51%):
6,500	Arch Coal, Inc.	248,300	7,300	Plum Creek Timber Co., Inc.		270,100
5,000	Peabody Energy Corp.	415,000
		663,300		Total Common Stocks (Cost $5,640,404)		7,682,505

	Containers & Packaging/		Short-Term Investment (0.24%):
	Paper & Plastics (2.89%):		17,883	Milestone Treasury Obligation Portfolio,
12,400	Smurfit-Stone Container Corp. *	222,704		Institutional Class,
				to yield 1.81%, 12/1/04
	Metals & Mining (22.29%):			(Cost $17,883)		17,883
6,500	Alcan, Inc.	331,500
8,000	Alcoa, Inc.	271,840	TOTAL INVESTMENTS
7,000	Freeport-McMoran Copper & Gold,		(Cost $5,658,287)		99.97%	$ 7,700,388
	Inc., Class B	273,910
7,000	Inco Ltd.*	263,760	Assets in excess of other liabilities		0.03%	2,569
7,000	Joy Global Inc.	284,830
3,000	Phelps Dodge Corp.	291,390	TOTAL NET ASSETS		100.00%	$ 7,702,957
		1,717,230
			Percentages indicated are based on net assets of $7,702,957
	Oil - Crude Producers (11.72%):
3,800	Apache Corp.	205,428	* Non-income producing securities.
6,000	Burlington Resources, Inc.	278,460
3,700	Kerr-McGee Corp.	230,251	At November 30, 2004, net unrealized appreciation on investment
3,000	Newfield Exploration Co. *	188,550	securities, for federal income taxpurposes, was as follows:
		902,689	Aggregate gross unrealized appreciation for all investments
			for which there was an excess of value over cost			$ 2,054,682
	Oil - Drilling Services (15.43%):		Aggregate gross unrealized depreciation for all investments
8,000	ENSCO International, Inc.	250,480	for which there was an excess of cost over value			(12,581)
6,500	GlobalSantaFe Corp.	204,100	Net unrealized appreciation			$ 2,042,101
4,700	Noble Corp.*	227,715
8,000	Patterson-UTI Energy, Inc.	160,000	The aggregate cost of securities for federal income tax purposes
8,600	Transocean Inc. *	346,322	at November 30, 2004 is the same as for book purposes.
		1,188,617	_____________
			Security Valuation - See Appendix A
	Oil - Equipment & Services (9.89%)
6,000	Halliburton Co.	248,100
8,000	Lone Star Technologies, Inc.*	251,200
4,000	Schlumberger Ltd.	262,520
		761,820

	Oil - Integrated Domestic (6.71%):
12,000	Chesapeake Energy Corp.	216,000
5,000	Occidental Petroleum Corp.	301,050
		517,050

November 30, 2004
SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)

Shares		Value	Shares		Value
	Common Stocks (97.14%):			Short-Term Investment (2.11%):
	Banks (3.40%):		86,699	Milestone Treasury Obligation Portfolio,
5,400	AmSouth Bancorporation	$ 140,022	Institutional Class,
			to yield 1.81%, 12/1/04
	Business Services (4.91%):		(Cost $86,699)		$ 86,699
14,500	Ameritrade Holding Corp.*	201,985
			TOTAL INVESTMENTS
	Diversified Financials (17.95%):		(Cost $3,743,846)	99.25%	$ 4,085,053
1,900	Bear Stearns Co., Inc.	185,402
2,200	CIT Group Inc.	94,050	Assets in excess of other liabilities	0.75%	31,010
6,400	Mellon Financial Corp.	187,008
2,600	Goldman Sachs Group, Inc.	272,376	TOTAL NET ASSETS	100.00%	$ 4,116,063
		738,836
			Percentages indicated are based on net assets of $4,116,063
	Finance - Commercial
	& Consumer Lending (26.82%):
5,500	American Capital Strategies, Ltd.	175,670	* Non-income producing securities.
10,000	AmeriCredit Corp.*	209,400
6,500	CapitalSource, Inc.*	150,800	At November 30, 2004, net unrealized appreciation on investment
4,300	Doral Financial Corp.	199,520	securities, for federal income tax purposes, was as follows:
2,200	Freddie Mac	150,172	Aggregate gross unrealized appreciation for all investments
13,600	Providian Financial Corp.*	218,280	for which there was an excess of value over cost		$ 354,645
		1,103,842	Aggregate gross unrealized depreciation for all investments
			for which there was an excess of cost over value		(13,437)
	Finance - Investment Banking/		Net unrealized appreciation		$ 341,208
	Brokerage (20.47%):
4,700	A.G. Edwards, Inc.	183,770	The aggregate cost of securities for federal income tax purposes
34,700	Instinet Group, Inc.*	207,853	at November 30, 2004 is the same as for book purposes.
6,300	Jefferies Group, Inc.	255,906	_____________
3,500	Merrill Lynch & Co., Inc.	194,985	Security Valuation - See Appendix A
		842,514

	Insurance (23.59%):
3,800	Allmerica Financial Corp.*	123,690
2,700	Allstate Corp.	136,350
2,500	Mercury General Corp.	141,750
2,000	MetLife, Inc.	78,000
1,800	MGIC Investment Corp.	122,400
2,000	Protective Life Corp.	83,700
3,000	Radian Group, Inc.	153,750
2,900	W.R. Berkley Corp.	131,515
		971,155

	Total Common Stocks (Cost $3,657,147)	3,998,354

November 30, 2004
SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)

Principal		Value	Principal		Value
	U.S. Government			Food (2.38%):
	and Agencies (51.78%):		200,000	Sysco Corp., 6.50%, 6/15/05	$ 203,643
	Federal National Mortgage		208,000	Sysco Corp., 7.00%, 5/1/06	218,723
	Association (24.03%):				422,366
1,500,000	3.00%, 8/15/07 +	$ 1,483,752
900,000	2.65%, 6/30/08	869,071		Oil/Gas (2.72%):
2,000,000	4.125%, 4/15/14 +	1,913,954	100,000	Laclede Gas Co., 7.50%, 11/1/07	109,904
		4,266,777	200,000	Praxair Inc., 6.90%, 11/1/06	213,720
			150,000	Union Pacific Resources Group,
	U.S. Treasury Note (9.90%):			7.00%, 10/15/06	159,849
900,000	3.00%, 2/15/09 +	880,348			483,473
900,000	4.00%, 2/15/14 +	877,500
		1,757,848		Retail (0.58%):
			100,000	CVS Corp.
	U.S. Treasury Inflation			5.625%, 3/15/06	102,878
	Protection Securities (17.85%):
3,101,640	1.875%, 7/15/13	3,168,549		Telecommunications (4.14%):
			700,000	GTE Southwest Inc., 6.23%, 1/1/07	734,838
	Total U.S. Government
	and Agencies (Cost $9,008,525)	9,193,174		Total Corporate Notes and Bonds
				(Cost $7,900,145)	7,941,897
	Corporate Notes and Bonds (44.73%):
	Capital Goods (3.07%):		Shares
500,000	Eaton Corp., 8.90%, 8/15/06	544,264		Short-Term Investment (2.41%):
			429,560	Milestone Treasury Obligation Portfolio,
	Electric Utilities (19.20%):			Institutional Class,
1,000,000	Detroit Edison Co., 7.50%, 2/1/05	1,008,162		to yield 1.81%, 12/1/04
900,000	Eastern Energy Ltd., 6.75%, 12/1/06	955,570		(Cost $429,560)	429,560
390,000	Florida Power & Light
	6.875%, 12/1/05	404,775	TOTAL INVESTMENTS
550,000	South Carolina Electric & Gas Co.,		(Cost $17,338,230)	98.92%	$ 17,564,631
	7.50%, 6/15/05	563,827
249,000	Virginia Electric & Power		Assets in excess of other liabilities	1.08%	191,301
	7.625%, 7/1/07	272,391
200,000	Wisconsin Power & Light		TOTAL NET ASSETS	100.00%	$ 17,755,932
	7.60%, 7/1/05	205,129
		3,409,854	Percentages indicated are based upon total net assets of $17,755,932

	Financial Services (12.64%):		+ All or a portion of the security is on loan. The collateral
1,000,000	Associates Corp. of North America,		for these securities loaned, held by the Trust's custodian, is detailed
	6.625%, 6/15/05	1,019,460	as follows:
100,000	Caterpillar Financial Services,		Description		Value
	5.125%, 10/15/07	101,695	BONY Institutional Cash Reserve Fund, 2.09%, 12/1/04		$ 4,068,469
135,000	International Lease Finance Corp.,
	5.95%, 6/6/05	137,145	At November 30, 2004, net unrealized appreciation on investment
800,000	J.P. Morgan Chase & Co.		securities, for federal income taxpurposes, was as follows:
	3.80%, 10/2/09	785,230	Aggregate gross unrealized appreciation for all investments
200,000	National Rural Utilities		for which there was an excess of value over cost		$ 294,323
	5.50%, 1/15/05	200,694	Aggregate gross unrealized depreciation for all investments
		2,244,224	for which there was an excess of cost over value		(67,922)
			Net unrealized appreciation		$ 226,401

			The aggregate cost of securities for federal income tax purposes
			at November 30, 2004 is the same as for book purposes.
			_____________
			Security Valuation - See Appendix A

November 30, 2004
SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)

Principal		Value	Principal		Value
	Municipal Bonds (88.90%):			MASSACHUSETTS (2.27%):
	CALIFORNIA (14.11%):			General Obligation (2.27%):
	Housing (1.78%):		150,000	State Refunding Bonds, Series A,
125,000	State Housing Financing Agency			5.25%, 8/1/17	$ 165,498
	Revenue, Single Family Mortgage
	Purchase Amount, Series A, Class I,			NEBRASKA (0.62%):
	5.30%, 8/1/18, FHA	$ 129,746		Power/Utility (0.62%):
			40,000	Omaha Public Power District, Electric
	Public Facilities (8.25%):			Revenue, Series C, 5.50%, 2/1/14	45,178
250,000	State Public Works Board Lease Revenue,
	State University Projects, Series A,			NEW HAMPSHIRE (3.67%):
	5.375%, 10/1/17, AMBAC	267,260		Health/Hospital (3.67%):
300,000	State Financing Authority Lease Revenue,		250,000	State Health & Education Facilities
	Palm Springs Convention Center			Authority Revenue, Dartmouth-
	Project, Series A,			Hitchcock Obligation Group,
	5.25%, 11/1/17, MBIA	334,236		5.50%, 8/1/27, FSA	267,528
		601,496
				NEW YORK (4.76%):
	Education (4.08%):			Public Facilities (4.76%):
250,000	Alvord California Union School District,		300,000	New York State Dormitory Authority,
	Series A, 5.9%, 2/1/20, MBIA	297,308		New York University, Revenue, Series A
	TOTAL CALIFORNIA	1,028,550		5.75%, 7/1/13, AMBAC	346,548

	COLORADO (5.92%):			NORTH CAROLINA (3.51%):
	Public Facilities (5.92%):			General Obligation (3.51%):
150,000	Denver, CO City & County Excise Tax		250,000	Mecklenburg County, Series B,
	Revenue, Convention Center Project,			4.50%, 2/1/18	256,145
	5.50%, 9/1/17, FSA	155,840
250,000	Denver, CO Colorado Convention Center			NORTH DAKOTA (2.58%):
	Project, Hotel Authority Revenue,			Housing (2.58%):
	Series A, 5.00%, 12/1/21, XLCA	275,632	187,000	State Housing Financing Agency Revenue,
	TOTAL COLORADO	431,472		Series C, 5.50%, 7/1/18	188,277

	DISTRICT OF COLUMBIA (3.34%):			OHIO (0.73%):
	Public Facilities (3.34%):			Health/Hospital (0.73%):
250,000	Washington, Convention Center		50,000	Lorain County, Hospital Revenue,
	Authority, Dedicated Tax Revenue,			Regional Medical Center,
	4.75%, 10/1/28, AMBAC	243,100		7.75%, 11/1/13, AMBAC	53,420

	GEORGIA (2.40%):			PENNSYLVANIA (3.53%):
	General Obligation (2.40%):			General Obligation (3.53%):
150,000	State of Georgia, Series C,		250,000	Philadelphia, 4.90%, 9/15/20, FSA	257,260
	6.50%, 4/1/10	174,616
				PUERTO RICO (2.84%):
	MARYLAND (4.35%):			Public Facilities (2.84%):
	Water/Sewer (4.35%):		200,000	Puerto Rico Highway & Transportation
300,000	State Energy Financing Administration,			Authority Revenue, Series B,
	Solid Waste Disposal, LO Revenue,			6.00%, 7/1/26	206,636
	6.30%, 12/1/10	317,091

November 30, 2004
SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)(Continued)

Principal		Value	Principal		Value
	SOUTH CAROLINA (3.44%):			WISCONSIN (6.78%) (Continued):
	Power/Utility (3.44%):			Transportation (2.46%):
60,000	Piedmont Municipal Power Agency,		175,000	State Transportation Revenue, Series A,
	Refunded Portion			4.60%, 7/1/18, MBIA	$ 179,044
	Electric, Series A, 5.00%, 1/1/18, FGIC	$ 60,156		TOTAL WISCONSIN	494,119
190,000	Piedmont Municipal Power Agency,
	Unrefunded Portion
	Electric, Series A, 5.00%, 1/1/18, FGIC	190,359		Total Municipal Bonds (Cost $6,284,709)	6,478,539
	TOTAL SOUTH CAROLINA	250,515
				Short-Term Investment (8.92%):
	SOUTH DAKOTA (4.84%):		300,000	Milestone Treasury Obligation Portfolio,
	Power/Utility (4.84%):			Institutional Class,
300,000	Heartland Consumers Power District			to yield 1.81%, 12/1/04	300,000
	Electric, Revenue, 6.00%, 1/1/17, FSA	352,632	350,000	BONY Hamilton Fund, Hamilton Shares,
				to yield 1.83%, 12/1/04	350,000
	TEXAS (13.18%):			Total Short-Term Investments
	Education (3.72%):			(Cost $650,000)	650,000
250,000	State University System Revenue,
	5.375%, 3/15/17, FSA	270,818	TOTAL INVESTMENTS
			(Cost $6,934,709)	97.82%	$ 7,128,539
	Housing (2.93%):
200,000	State Veterans Housing Assistance, GO,		Assets in excess of other liabilities	2.18%	159,064
	Series B, 5.75%, 12/1/13, FHA	213,532
			TOTAL NET ASSETS	100.00%	$ 7,287,603
	Water/Sewer (6.53%):
300,000	Houston, TX Water & Sewer System		Percentages indicated are based upon total net assets of $7,287,603
	Revenue, 5.50%, 12/1/17	331,785
150,000	State Water Assistance		AMBAC	Insured by AMBAC Indemnity Corporation
	Series A, 4.50%, 8/1/22	144,153	FGIC	Insured by Financial Guaranty Insurance Corporation
		475,938	FHA	Federal Housing Administration
			FSA	Insured by Federal Security Assurance
	TOTAL TEXAS	960,288	GO	General Obligation
			LO	Limited Obligation
	UTAH (2.27%):		MBIA	Insured by Municipal Bond Insurance Association
	Education (2.27%):		XLCA	Insured by XL Capital Assurance
150,000	State Board Regents Revenue,
	5.25%, 12/1/14, AMBAC	165,476	At November 30, 2004, net unrealized appreciation on investment
			securities, for federal income taxpurposes, was as follows:
	WASHINGTON (3.76%):		Aggregate gross unrealized appreciation for all investments
	Education (3.76%):		for which there was an excess of value over cost		$ 202,783
250,000	Snohomish County School District,		Aggregate gross unrealized depreciation for all investments
	5.50%, 12/1/19, FGIC	274,190	for which there was an excess of cost over value		(8,953)
			Net unrealized appreciation		$ 193,830
	WISCONSIN (6.78%):
	Health/Hospital (4.32%):		The aggregate cost of securities for federal income tax purposes
300,000	State Health & Educational Facilities		at November 30, 2004 is the same as for book purposes.
	Authority, Revenue, Waukesha		_____________
	Memorial Hospital, Series A,		Security Valuation - See Appendix A
	5.25%, 8/15/19, AMBAC	315,075

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)

Principal		Value
	U.S. Government Agencies (76.69%):
	Federal Home Loan Bank,
	Discount Notes (30.51%):
6,600,000	To yield 1.90%, 12/1/04	$ 6,600,000

	Federal National Mortgage
	Association, Discount Notes (46.18%):
2,000,000	To yield 2.00%, 12/15/04	1,998,444
8,000,000	To yield 2.03%, 12/22/04	7,990,889
		9,989,333

	Total U.S. Government Agencies
	(Cost $16,589,333)	16,589,333

	Repurchase Agreement (23.38%):
5,058,000	Bank of America, 2.04%, due 12/1/04 with
	a maturity value of $5,058,287, (Fully
	collateralized by U.S. government
	agencies and obligations)
	(Cost $5,058,000)	5,058,000

TOTAL INVESTMENTS
(Cost $21,647,333)	100.07%	$ 21,647,333

Liabilities in excess of other assets	(0.07)%	(15,074)

TOTAL NET ASSETS	100.00%	$ 21,632,259

Percentages indicated are based upon total net assets of $21,632,259.

The aggregate cost of securities for federal income tax purposes at November 30, 2004 is the same as for book purposes.
_____________
Security Valuation - See Appendix A

APPENDIX A:

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods, which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.

Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees, there is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of November 30, 2004, the Health & Biotechnology Portfolio held two securities for which market quotations were not readily available and the Technology & Communications Portfolio held one security for which market quotations were not readily available.   The securities are identified as “Restricted Securities” in the preceding portfolio presentations.

The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries in which International Equity and Health & Biotechnology may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

1/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

1/26/05

By (Signature and Title)

       /s/Mark S. Marrone, Treasurer and Chief Financial Officer

Date

1/26/05